PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Property And Equipment 1		$ 42,407
Property And Equipment 2		1,814
Property And Equipment 1	16,534
Property And Equipment 2	$ 1,849